Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (Parentheticals)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Common Stock [Member]
Common stock issuance, shares (in shares) | shares	361,715
Dividend reinvestment and purchase plan, shares (in shares) | shares	7,951
Retained Earnings [Member]
Cash dividends (in dollars per share) | $ / shares	$ 0.54
Cash dividends (in dollars per share) | $ / shares	$ 0.54